Transactions and Balances with Related Parties (Details) - USD ($)			12 Months Ended
	Aug. 01, 2024	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 07, 2024	Dec. 26, 2023	Nov. 06, 2023	Aug. 08, 2023	Jul. 03, 2023	Jun. 09, 2023
Transactions and Balances with Related Parties [Line Items]
Aggregated amount of granted options benefit			$ 15,000	$ 80,000	$ 263,000
Provision of bonus			92,000	145,000	308,000
Restricted share units in aggregated amount			$ 94,000	$ 112,000
Management fees	$ 10,000
Shares issued (in Shares)			32,258,663	27,989,465		2,544,600	673,019	1,293,450	328,506	169,920	863,100
Aggregate loss			$ 4,000,000
Policy premium amount			191,000
Deductible amount per claim			300,000
Deductible securities related claims			1,000,000
Total for all related parties [member]
Transactions and Balances with Related Parties [Line Items]
Aggregated amount of granted options benefit			18,000	$ 165,000	81,000
Provision of bonus			44,000	119,000	$ 77,000
Restricted share units in aggregated amount			$ 161,000	$ 193,000
Jeffs’ Brands {Member]
Transactions and Balances with Related Parties [Line Items]
Management fees		$ 20,000
Management fees term		36 months
Consulting fee		$ 10,000
Consulting fee term		24 months
Shares price per share (in Dollars per share)		$ 1.23
Shares issued (in Shares)		76,126
Shares value		$ 93,635,000
Percentage of share capital		3.51%	4.99%